Fair value measurement of financial instruments	9 Months Ended
Sep. 30, 2024
Fair Value Measurement Of Financial Instruments [Abstract]
Fair value measurement of financial instruments	Fair value measurement of financial instruments
This note provides an update on the judgements and estimates made by the Group in determining the fair values of financial instruments since the last annual financial report.

Nature of financial instruments recognised and measured at fair value
Apeiron shares

During the nine months ended September 30, 2024 the Group’s only financial instrument measured at fair value consisted of 9,173,021 ordinary shares with a par value of $0.00001 each and 1,549,942 Series Pre-A preferred shares, with a par value of $0.00001 each, that the Group held in Apeiron, which were acquired in March 2021 and in relation to which the Group took the election provided within IFRS 9 to recognise fair value gains and losses within Other Comprehensive Income. These shares were disposed of on July 17, 2024 as part of the transaction described in note 10, with a corresponding release of the associated fair value reserve to retained earnings/(accumulated losses).

Fair value measurements using significant unobservable inputs (level 3)- equity investments at FVOCI

Unlisted equity securities
£’000
Opening balance as at January 1, 2024	2,145
Disposal during the period	(2,145)
Closing balance as at September 30, 2024	—

The Group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at September 30, 2024. There have been no transfers between levels 2 and 3 and changes in valuation techniques during the period.

Other financial instruments

On January 19, 2024 the Group invested £150,000,000 into a six-month short term deposit with an F1-rated financial institution. This short term deposit accrued interest at a rate of 5.1% and has been classified as a financial asset at amortised cost. The deposit was redeemed inclusive of accrued interest on July 19, 2024.

On July 19, 2024 the Group invested £125,000,000 into a six-month deposit with an F1-rated financial institution. This short term deposit accrued interest at a rate of 5.1% and has been classified as a financial asset at amortised cost. On the same date the Group invested a further £28,837,000 into a three-month deposit with the same financial institution, also at a rate of 5.1%. This deposit has been classified as a cash equivalent. The latter deposit was redeemed inclusive of accrued interest on October 18, 2024.

The Group measures expected credit losses over cash and cash equivalents as a function of individual counterparty credit ratings and associated 12 month default rates. Expected credit losses over cash and cash equivalents and third-party financial derivatives are deemed to be immaterial and no such loss has been experienced during the three and nine months ended September 30, 2024.

The Group also has a number of other financial instruments which are not measured at fair value in the balance sheet consisting of trade receivables, trade and other payables and other loans. For these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.